The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts).
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

During the period, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument.  Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments.  The Funds' investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, options written, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models.  The service providers' internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments.  These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange.  These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  These instruments are normally valued using pricing vendors.  Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models.  The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds' investments that were categorized as Level 3 include: fair valued securities for which observable inputs are not available..

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above.  In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable.  In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security.  To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures approved by the Board.  These methodologies may require subjective judgments and determinations about the value of a particular security.  When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2024:

GuideMark Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$704,423,919	$-	$3,538	$704,427,457
Investment Companies	15,368,995	-	-	15,368,995
Real Estate Investment Trusts	6,294,001	-	-	6,294,001
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	65,880,040
Money Market Funds	4,192,429	-	-	4,192,429
Total Investments in Securities	$730,279,344	$-	$3,538	$796,162,922

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stock
Balance as of April 1, 2024				$3,538
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				-
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				-
Transfers into/(out of) Level 3				-
Balance as of June 30, 2024				$3,538
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at June 30, 2024.				$-

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$-	$103,241	$-	$103,241
Brazil	1,445,414	-	-	1,445,414
Cayman Island	-	2,740,008	57,495	2,797,503
Chile	305,976	-		305,976
China	655,274	7,676,657	-	8,331,931
Colombia	65,773	-	-	65,773
Czech Republic	18,472	84,526	-	102,998
Egypt	-	233,357	-	233,357
Hong Kong	40,880	713,466	-	754,346
Hungary	54,796	90,227	-	145,023
India	-	8,826,832	-	8,826,832
Indonesia	335,640	390,917	-	726,557
Ireland	387,815	-	-	387,815
Luxembourg	30,383	-	-	30,383
Mexico	958,888	-	-	958,888
Peru	158,717	-	-	158,717
Philippines	12,989	37,417	-	50,406
Poland	-	551,656	-	551,656
Qatar	44,936	283,736	-	328,672
Republic of Korea	-	6,524,632		6,524,632
Russian Federation	-	-	0	0
South Africa	610,911	1,002,024	-	1,612,935
Tawain	44,797	9,277,887	-	9,322,684
Thailand	-	491,395	-	491,395
Turkey	584,803	398,309		983,112
United Arab Emirates	342,591	95,581	-	438,172
Total Common Stocks	6,099,055	39,521,868	0	45,678,418
Investment Companies
China	1,346,065	-	-	1,346,065
United Arab Emirates	1,459,233	-	-	1,459,233
Total Investment Companies	2,805,298	-	-	2,805,298
Preferred Stocks
Brazil	761,855	-	-	761,855
Chile	10,264	-	-	10,264
Colombia	87,770	-	-	87,770
Republic of Korea	-	208,361	-	208,361
Total Preferred Stocks	859,889	208,361	-	1,068,250
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	1,517,712
Money Market Funds	269,793	-	-	269,793
Total Investments in Securities	$10,034,035	$39,730,229	$0	$51,339,471

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description			Common Stock	Rights
Balance as of April 1, 2024			$0	$-
Purchases			-	-
Sales proceeds and paydowns			-	-
Accreted discounts, net			-	-
Corporate Actions			-	-
Realized gain (loss)			-	-
Change in unrealized appreciation (depreciation)			-	-
Transfers into/(out of) Level 3			-	-
Balance as of June 30, 2024			$0	$-
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at June 30, 2024.			$-	$-

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$86,232,755	$-	$5,014	$86,237,769
Real Estate Investment Trusts	3,090,251	-	-	3,090,251
Investment Companies	3,169,539	-	-	3,169,539
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	14,264,665
Money Market Funds	857,287	-	-	857,287
Total Investments in Securities	$93,349,832	$-	$5,014	$107,619,511

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stocks
Balance as of April 1, 2024				$7,246
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				(5,539)
Realized gain (loss)				5,539
Change in unrealized appreciation (depreciation)				(2,232)
Transfers into/(out of) Level 3				-
Balance as of June 30, 2024				$5,014
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at June 30, 2024.				$(2,232)

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$-	$5,853,724	$-	$5,853,724
Austria	-	538,608	-	538,608
Belgium	92,819	701,239	-	794,058
Canada	11,397,856	-	-	11,397,856
Denmark	-	4,053,777	-	4,053,777
Finland	-	579,571	-	579,571
France	-	11,155,099	-	11,155,099
Germany	-	9,032,852	-	9,032,852
Hong Kong	-	1,510,700	-	1,510,700
Ireland	74,280	478,471	-	552,751
Israel	1,059,667	168,492	-	1,228,159
Italy	-	2,881,937	-	2,881,937
Japan	-	24,933,768	-	24,933,768
Jersey	-	180,870	-	180,870
Jordan	-	97,948	-	97,948
Luxembourg	-	109,374	-	109,374
Netherlands	-	5,888,203	-	5,888,203
New Zealand	-	399,184	-	399,184
Norway	27,892	806,280	-	834,172
Poland	-	274,543	-	274,543
Portugal	-	414,852	-	414,852
Singapore	-	1,324,653	-	1,324,653
Spain	-	2,655,721	-	2,655,721
Sweden	100,313	2,172,132	-	2,272,445
Switzerland	-	7,682,083	-	7,682,083
United Kingdom	128,324	12,943,058	-	13,071,382
United States	57,049	-	-	57,049
Total Common Stocks	12,938,200	96,837,139	-	109,775,339
Investment Companies
Canada	189,864	-	-	189,864
Japan	1,972,114	-	-	1,972,114
Total Investment Companies	2,161,978	-	-	2,161,978
Real Estate Investment Trusts
Australia	-	134,751	-	134,751
France	-	78,474	-	78,474
Total Real Esate Investment Truts	-	213,225	-	213,225
Preferred Stocks
Germany	-	46,566	-	46,566
Total Preferred Stocks	-	46,566	-	46,566
Warrants
Canada	-	-	0	0
Warrants	-	-	0	0
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	2,375,053
Money Market Funds	633,384	-	-	633,384
Total Investments in Securities	$15,733,562	$96,883,705	$0	$115,205,545

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Warrants
Balance as of April 1, 2024				$0
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				-
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				-
Transfers into/(out of) Level 3				-
Balance as of June 30, 2024				$0
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at June 30, 2024.				$-

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Mortgage Backed Securities	$-	$51,645,768	$-	$51,645,768
Corporate Obligations	-	42,826,240	-	42,826,240
U.S. Treasury Obligations	-	50,956,514	-	50,956,514
Collateralized Mortgage Obligations	-	23,649,586	-	23,649,586
Asset Backed Securities	-	14,149,593	-	14,149,593
Municipal Debt Obligations	-	2,420,229	-	2,420,229
Foreign Government Debt Obligations	-	2,605,381	-	2,605,381
Total Fixed Income	-	188,253,311	-	188,253,311
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	1,367,187
Money Market Funds	3,959,996	-	-	3,959,996
Total Investments in Securities	$3,959,996	$188,253,311	$-	$193,580,494

Other Financial Instruments**
Futures	$8,237	$-	$-	$8,237
Swaps	-	405,198	-	405,198

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Growth Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$1,297,244,110	$-	$-	$1,297,244,110
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	119,693,237
Money Market Funds	13,258,924	-	-	13,258,924
Total Investments in Securities	$1,310,503,034	$-	$-	$1,430,196,271

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$527,494,817	$-	$-	$527,494,817
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	128,788,026
Money Market Funds	5,462,546	-	-	5,462,546
Total Investments in Securities	$532,957,363	$-	$-	$661,745,389

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$435,062,604	$-	$-	$435,062,604
Investment Companies	164,934,037	-	-	164,934,037
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	91,388,851
Money Market Funds	12,551,365	-	-	12,551,365
Total Investments in Securities	$612,548,006	$-	$-	$703,936,857

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$203,295,869	$-	$-	$203,295,869
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	47,229,507
Money Market Funds	1,770,476	-	-	1,770,476
Total Investments in Securities	$205,066,345	$-	$-	$252,295,852

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$99,390,703	$-	$-	$99,390,703
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	7,054,990
Money Market Funds	206	-	-	206
Total Investments in Securities	$99,390,909	$-	$-	$106,445,899

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$252,960,088	$-	$-	$252,960,088
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	33,754,088
Money Market Funds	2,709,776	-	-	2,709,776
Total Investments in Securities	$255,669,864	$-	$-	$289,423,952

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total

Certificates of Deposit	$-	$148,003,663	$-	$148,003,663
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	-
Money Market Funds	18,611,071	-	-	18,611,071
U.S. Treasury Bills	-	72,470,453	-	72,470,453
Total Investments in Securities	$18,611,071	$220,474,116	$-	$239,085,187

Other Financial Instruments*
Futures	$(367,411)	$-	$-	$(367,411)
Forward Currency Contracts	$-	$206,205	$-	$206,205

*Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts. Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath Conservative Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$7,868,613	$-	$-	$7,868,613
U.S. Treasury Obligations	-	1,973,213	-	1,973,213
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	2,916,900
Money Market Funds	13,966,706	-	-	13,966,706
Total Investments in Securities	$21,835,319	$1,973,213	$-	$26,725,432

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$86,869,433	$-	$-	$86,869,433
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	10,939,309
Money Market Funds	1,903,985	-	-	1,903,985
Total Investments in Securities	$88,773,418	$-	$-	$99,712,727

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Growth & Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$45,165,336	$-	$-	$45,165,336
Common Stocks	45,011,285	-	-	45,011,285
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,665,510
Money Market Funds	761,072	-	-	761,072
Total Investments in Securities	$90,937,693	$-	$-	$94,603,203

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.